UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21031

ACP Strategic Opportunities Fund II, LLC

(Exact name of registrant as specified in charter)

150 N. Radnor Chester Rd., Suite C-220
Radnor, PA 19087

(Address of principal executive offices) (Zip code)

Gary E. Shugrue
Ascendant Capital Partners LP
150 N. Radnor Chester Rd., Suite C-220
Radnor, PA 19087

(Name and address of agent for service)

Registrant's telephone number, including area code:   (610)688-4180

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

ACP Strategic Opportunities Fund II, LLC

Schedule of Investments – September 30, 2012

Fair
Investments in Underlying Funds ^ # - 95.0%	Value

Long/Short Equity ^#:
Consumer – 6.2%
Charter Bridge Capital Partners, LLC (cost $5,000,000)	$4,872,642
Event Driven – 5.6%
Cooper Creek Partners LLC (cost $4,500,000)	4,409,849
Financial Services – 4.1%
Consector Partners, LP (cost $3,000,000)	3,238,516
Global Growth – 6.0%
Concourse Capital Partners L.P. (cost $4,500,000)	4,682,791
Healthcare – 5.8%
CCI Healthcare Partners, L.P. (cost $4,000,000)	4,550,150
Latin America – 5.1%
Tree Capital Equity Fund I, LP (cost $4,000,000)	4,011,494
Market Neutral Technology – 1.1%
Alphaone Essentials Global Fund, LP (cost $1,000,000)	881,675
Mid-Cap – 4.6%
Nokomis Capital Partners, L.P. (cost $3,500,000)	3,574,111
Real Estate – 1.4%
Keypoint Real Estate Opportunity Hedge Fund, LP (cost $1,000,000)	1,080,303
Small Cap Growth – 31.3%
Akahi Fund II, L.P. (cost $6,028,843)	6,070,611
Bluefin Investors, L.P. (cost $4,000,000)	5,158,423
Columbus Capital QP Partners, L.P. (cost $3,000,000)	2,959,796
G2 Investment Partners LP (cost $5,000,000)	5,318,104
Tessera QP Fund, L.P. (cost $4,000,000)	5,059,698
24,566,632
Technology – 23.8%
Brightfield Partners, L.P. (cost $2,190,000)	3,126,631
CCI Technology Partners, L.P. (cost $5,000,000)	6,126,571
Espalier Global Partners LP (cost $4,000,000)	4,110,516
Shannon River Partners II LP (cost $5,000,000)	5,262,190
18,625,908
Total Underlying Funds - Long/Short Equity (cost $68,718,843)*	74,494,071
Short-Term Investments – 5.0%
Federated Treasury Obligations Fund 0.01% (cost $3,941,829)	3,941,829
Total Investments (cost $72,660,672)* - 100.0%	$78,435,900

Other Assets and Liabilities – (0.0)%	(12,773)

Members' Capital	$78,423,127

# - Non-income producing securities
^ - Securities in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of September 30, 2012, was $68,718,843 and $74,494,071 respectively.
* - Cost for Federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$6,151,266
Gross Unrealized Depreciation	(376,038)
Net Unrealized Appreciation	$5,775,228

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	ACP Strategic Opportunities Fund II, LLC

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer (principal executive officer and principal financial officer)
Date	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer (principal executive officer and principal financial officer)
Date	October 25, 2012

* Print the name and title of each signing officer under his or her signature.